UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-09019
The Dow Target Variable Fund LLC

(Exact name of registrant as specified in charter)

One Financial Way, Cincinnati, Ohio	45242

(Address of principal executive offices)	(Zip code)
Kimberly A. Plante, Secretary
The Dow Target Variable Fund LLC
P.O. Box 237 Cincinnati, OH 45201

(Name and address of agent for service)
Registrant’s telephone number, including area code: 513-794-6971
Date of fiscal year end: December 31
Date of reporting period: December 31, 2007
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1.	Reports To Stockholders.

The Dow® Target Variable Fund LLC

Annual Report

December 31, 2007

Ohio National Financial Services®

President’s
Message

Dear Investor,

The subprime mortgage debacle has been dominating economic discussions for the past six months. Each month brought new revelations on the depth and breadth of the crisis. At the end of 2007, major Wall Street financial firms were facing significant losses in market capitalization — specifically Citigroup (down $135 billion), Morgan Stanley (down $40 billion), and Merrill Lynch (down $38 billion). The losses in value were driven primarily by writedowns in mortgage-backed securities. Most recently, Citigroup took an $18 billion dollar writedown and cut its dividend by 41 percent.

Higher gas prices and housing cost increases have affected companies that rely on consumers’ discretionary dollars. Due to higher fuel and food prices as well as higher mortgage payments on adjustable rate mortgages, consumer spending in all socioeconomic levels has declined. As a result, the bull market of the past couple of years is likely over, and the overall stock market has suffered with recent declines in large-caps, mid-caps and small-caps.

This is not to say that everything is bad news. In fact, some sectors of the economy, notably energy and software, did quite well in the past half-year, and the technology sector overall, as represented by the NASDAQ Composite had a positive six months, rising 1.88 percent. The Dow Jones Industrial Averagesm weathered the six-month period with a modest 0.12 percent gain.

The Dow® Target Variable Fund

Overall, The Dow® Target Variable Fund Portfolios had a difficult second half in 2007. Citigroup, Inc., General Motors Corp. and E. I. Du Pont de Nemours & Co. all had double digit losses, and all three were heavily represented in the Portfolios. Somewhat offsetting these losses were strong performances for Merck & Co., Inc., Johnson & Johnson, Verizon Communications, Inc. and The Coca-Cola Co.

Looking Ahead

In our mid-year report, I noted the possibility that the housing correction might prove to be stronger and longer than expected, and now the chickens have come home to roost. What will this mean for the future? For many money managers, it means recession; in fact, Merrill Lynch analysts have stated that recession is not on the horizon, it’s here as a present-day reality.

Is Merrill right? Only time will tell, but there are many who believe that a recession can be held at bay. Some suggest that the Federal Reserve should loosen the money supply in order to expand the economy. Others say the government should inject some fiscal stimulus so that consumers spending can increase. Along with everyone else, we’ll have to wait and see. Caution is the watchword of the day, and we suspect that investors will be moving into more conservative vehicles in the coming days.

Thank you for your trust, and we look forward to a continued relationship as 2008 moves forward.

Sincerely,
John J. Palmer, FSA
President

Managers and Officers of The Dow® Target Variable Fund LLC

John J. Palmer, President and Manager
L. Ross Love, Manager
James E. Bushman, Manager
George M. Vredeveld, Manager
John I. Von Lehman, Manager
Thomas A. Barefield, Vice President
Christopher A. Carlson, Vice President
Dennis R. Taney, Chief Compliance Officer
R. Todd Brockman, Treasurer
Catherine E. Gehr, Assistant Treasurer
Kimberly A. Plante, Secretary
Katherine L. Carter, Assistant Secretary

The Statement of Additional Information (“SAI”) of The Dow Target Variable Fund LLC includes additional information about the Fund Managers and is available, without charge, upon request, by calling 877-781-6392 toll-free.

A description of the policies and procedures that the Fund uses in voting proxies relating to Fund securities, as well as information regarding how the Fund voted proxies during the most recent twelve-month period ended June 30, 2007, is available without charge, upon request, by calling 877-781-6392 toll-free and is also available on the Securities and Exchange Commission (the “Commission”) website at http://www.sec.gov.

The Fund has filed its Schedules of Investments as of March 31 and September 30 with the Commission, as required, on Form N-Q. Form N-Q is required to be filed with the Commission for the first and third quarters of each fiscal year within sixty days after the end of each period and is available on the Commission website upon acceptance of each submission.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus of The Dow Target Variable Fund LLC. For a prospectus containing more complete information, including charges and expenses, please contact Ohio National Investments, Inc., One Financial Way, Cincinnati, OH 45242, telephone 513-794-6100.

The Dow® Target Variable Fund LLC
Dow Target 10 — First Quarter Portfolio

 Objective

The Dow Target 10 Portfolios seek long-term capital growth and dividend income by investing in ten common stocks in the Dow Jones Industrial Averagesm that have the highest dividend yield as of the close of business on or about the second to last business day of the quarter.

 Performance as of December 31, 2007

Average Annual Total Returns:
One year	0.61%
Five year	9.46%
Since inception (1/4/99)	3.97%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price and reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost.

The Portfolio is not open to direct retail investment. Beneficial interest in shares are obtained solely by purchase of variable life insurance policies and variable annuity contracts. Actual performance results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 Comments

For the year ended December 31, 2007, the Dow Target 10 — First Quarter Portfolio returned 0.61% versus 8.88% for the current benchmark, the Dow Jones Industrial Averagesm (DJIAsm).

The DJIAsm posted a solid return of 8.88% in 2007, eclipsing the return on the S&P 500 Index by 3.39 percentage points. Twenty stocks in the index were up, while the other ten were down. A year ago we noted that General Motors Corp. (GM) had boosted the performance of the Target 10 strategy by posting an eye-popping gain of 63.3%. Despite its ongoing efforts to cut overhead, GM struggled in 2007, falling 16.30%. It is on the verge of losing its position as the world’s biggest automaker to Toyota. Pfizer, Inc. was also a drag on performance as it declined by 8.13% on concerns about its pipeline being sufficient enough to replace blockbuster drugs due to come off patent protection starting in 2010. Citigroup, Inc. plummeted 44.54% in the midst of the subprime meltdown. Its heavy involvement in subprime mortgages and related investment vehicles cost the CEO his job and the company is in the process of downsizing fairly aggressively via layoffs.(1)

The Portfolio significantly lagged the DJIAsm in 2007.  The stocks performed as follows: Merck & Co., Inc. up 37.3%, Altria Group, Inc. up 22.2%, Verizon Communications, Inc. up 22.1%, AT&T Inc. up 20.5%, General Electric Co. up 2.7%, E.I. Du Pont de Nemours & Co. down 6.7%, JPMorgan Chase & Co. down 6.9%, Pfizer, Inc. down 8.1%, General Motors Corp. down 16.3%, and Citigroup, Inc. down 44.5%.(1)

The Portfolio inherited an 11th stock, Kraft Foods, Inc., as of the close of March 30th. It was a spin-off from Altria Group, Inc. Kraft Foods, Inc. returned 5.5% over the last nine months of 2007.(1)

The stock market performed better in the first half of 2007 than the second half. The DJIAsm returned 8.75% in the first half of 2007, vs. 0.11% in the second half. The catalyst for the shift in investor sentiment was the fallout from the surge in foreclosures among homeowners holding adjustable-rate subprime mortgages. The combination of falling home prices throughout the U.S. and mounting foreclosures quickly morphed into a bear market in subprime mortgage-backed securities and collateralized debt obligations (CDOs). The market traded lower on fears the problem could evolve into a global credit crunch. The extent of the damage was felt throughout the financial services industry, both here and abroad, as evidenced by the 11.0% decline in the S&P Financials Index from July 19, 2007, through year end. The DJIAsm was down 4.23% over that span due largely to Citigroup, Inc. down 40.95%, American Express Co. down 20.44% and American International Group, Inc. down 15.76%. This is a classic example of why it pays to diversify one’s investment portfolio.

With respect to the U.S. economy, Gross Domestic Product (GDP) growth accelerated from an annualized 0.6% in first quarter to a better-than-expected annualized 4.9% in the third quarter. The U.S. economy has been in expansion mode since the fourth quarter of 2001, or six years. The last two expansions lasted 7.7 and 10 years, respectively. The aforementioned subprime fallout has some economists concerned that the U.S. could be headed for a recession in 2008. The chief worry is that rising foreclosures, falling home prices, high food and energy prices, and tighter lending standards by the banking sector could negatively impact consumer spending. Consumer spending accounts for nearly 70% of U.S. economic activity. In December, the Blue Chip Economic Indicators newsletter said its consensus forecast for real GDP growth in 2008 was 2.1%. The 51 economists polled put the odds of a recession in the next 12 months at 40%. This forecast is obviously subject to change, especially if the Federal Reserve adjusts rates lower early on in 2008.

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index is expected to rise 12.82% in 2008, vs. 7.23% for the S&P 500 Index.

(1)	The Portfolio’s composition is subject to change. Holdings and weightings are as of December 31, 2007.

The Dow® Target Variable Fund LLC
Dow Target 10 — First Quarter Portfolio

 Change in Value of $10,000 Investment

Hypothetical illustration based on past performance. Future performance will vary. The Portfolio’s returns reflect reinvested dividends. The Portfolio’s holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management and accounting.

The Dow Jones Industrial Averagesm is a price-weighted index composed of thirty of the largest, most liquid NYSE and NASDAQ listed stocks. The index presented includes the effects of reinvested dividends.

 Portfolio Composition as of December 31, 2007 (1)

% of Net Assets

Common Stocks(2)	99.3
Repurchase Agreements and Other Net Assets	0.7

100.0

(1)	Composition of Portfolio subject to change.

(2)	Sectors:

% of Net Assets

Telecommunication Services	23.7
Health Care	22.3
Financials	14.4
Consumer Staples	11.6
Industrials	10.0
Materials	9.1
Consumer Discretionary	8.2

99.3

Schedule of Investments	December 31, 2007

		Fair
Common Stocks – 99.3%	Shares	Value

Automobiles – 8.2%
General Motors Corp.	9,656	$240,338

Chemicals – 9.1%
E.I. Du Pont de Nemours & Co.	6,029	265,819

Diversified Financial Services – 14.4%
Citigroup, Inc.	5,290	155,738
JPMorgan Chase & Co.	6,043	263,777

		419,515

Diversified Telecommunication Services – 23.7%
AT&T Inc.	8,329	346,153
Verizon Communications, Inc.	7,921	346,068

		692,221

Food Products – 2.7%
Kraft Foods, Inc.	2,387	77,888

Industrial Conglomerates – 10.0%
General Electric Co.	7,886	292,334

Pharmaceuticals – 22.3%
Merck & Co., Inc.	6,790	394,567
Pfizer, Inc.	11,341	257,781

		652,348

Tobacco – 8.9%
Altria Group, Inc.	3,430	259,239

Total Common Stocks (Cost $2,666,677)		$2,899,702

	Face	Fair
Repurchase Agreements – 0.6%	Amount	Value

U.S. Bank 3.100% 01/02/2008	$16,000	$16,000

Repurchase price $16,003
Collateralized by:
Federal Home Loan Mortgage Corp. #G01554 5.000%, 05/01/2033 Fair Value: $16,320
Total Repurchase Agreements (Cost $16,000)		$16,000

Total Investments – 99.9% (Cost $2,682,677) (a)		$2,915,702
Other Assets in Excess of Liabilities – 0.1%		3,695

Net Assets – 100.0%		$2,919,397

(a)	Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC
Dow Target 10 — Second Quarter Portfolio

 Objective

The Dow Target 10 Portfolios seek long-term capital growth and dividend income by investing in ten common stocks in the Dow Jones Industrial Averagesm that have the highest dividend yield as of the close of business on or about the second to last business day of the quarter.

 Performance as of December 31, 2007

Average Annual Total Returns:
One year	5.07%
Five year	11.66%
Since inception (4/1/99)	6.05%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price and reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost.

The Portfolio is not open to direct retail investment. Beneficial interest in shares are obtained solely by purchase of variable life insurance policies and variable annuity contracts. Actual performance results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 Comments

For the year ended December 31, 2007, the Dow Target 10 — Second Quarter Portfolio returned 5.07% versus 8.88% for the current benchmark, the Dow Jones Industrial Averagesm (DJIAsm).

The DJIAsm posted a solid return of 8.88% in 2007, eclipsing the return on the S&P 500 Index by 3.39 percentage points. Twenty stocks in the index were up, while the other ten were down. A year ago we noted that General Motors Corp. (GM) had boosted the performance of the Target 10 strategy by posting an eye-popping gain of 63.3%. Despite its ongoing efforts to cut overhead, GM struggled in 2007, falling 16.30%. It is on the verge of losing its position as the world’s biggest automaker to Toyota. Pfizer, Inc. was also a drag on performance as it declined by 8.13% on concerns about its pipeline being sufficient enough to replace blockbuster drugs due to come off patent protection starting in 2010. Citigroup, Inc. plummeted 44.54% in the midst of the subprime meltdown. Its heavy involvement in subprime mortgages and related investment vehicles cost the CEO his job and the company is in the process of downsizing fairly aggressively via layoffs.(1)

The Portfolio lagged the DJIAsm in 2007. The stocks performed as follows: Merck & Co., Inc. up 37.3%, The Coca-Cola Co. up 30.4%, Altria Group, Inc. up 22.2%, Verizon Communications, Inc. up 22.1%, AT&T Inc. up 20.5%, E.I. Du Pont de Nemours & Co. down 6.7%, Pfizer, Inc. down 8.1%, General Motors Corp. down 16.3%, and Citigroup, Inc. down 44.5%.(1)

The Portfolio inherited an 11th stock, Kraft Foods, Inc., as of the close of March 30th. It was a spin-off from Altria Group, Inc. Kraft Foods, Inc. returned 5.5% over the last nine months of 2007. Idearc, Inc. was removed from the Portfolio at the annual rebalancing to start the second quarter. It was a spin-off from Verizon Communications, Inc. in 2006. The stock returned 23.8% in the first quarter of 2007. General Electric Co. replaced JPMorgan Chase & Co. at the rebalancing. JPMorgan Chase & Co. returned 0.9% in the first quarter of 2007 while General Electric Co. returned 7.2% over the remaining nine months of 2007.(1)

The stock market performed better in the first half of 2007 than the second half. The DJIAsm returned 8.75% in the first half of 2007, vs. 0.11% in the second half. The catalyst for the shift in investor sentiment was the fallout from the surge in foreclosures among homeowners holding adjustable-rate subprime mortgages. The combination of falling home prices throughout the U.S. and mounting foreclosures quickly morphed into a bear market in subprime mortgage-backed securities and collateralized debt obligations (CDOs). The market traded lower on fears the problem could evolve into a global credit crunch. The extent of the damage was felt throughout the financial services industry, both here and abroad, as evidenced by the 11.0% decline in the S&P Financials Index from July 19, 2007, through year end. The DJIAsm was down 4.23% over that span due largely to Citigroup, Inc. down 40.95%, American Express Co. down 20.44% and American International Group, Inc. down 15.76%. This is a classic example of why it pays to diversify one’s investment portfolio.

With respect to the U.S. economy, Gross Domestic Product (GDP) growth accelerated from an annualized 0.6% in first quarter to a better-than-expected annualized 4.9% in the third quarter. The U.S. economy has been in expansion mode since the fourth quarter of 2001, or six years. The last two expansions lasted 7.7 and 10 years, respectively. The aforementioned subprime fallout has some economists concerned that the U.S. could be headed for a recession in 2008. The chief worry is that rising foreclosures, falling home prices, high food and energy prices, and tighter lending standards by the banking sector could negatively impact consumer spending. Consumer spending accounts for nearly 70% of U.S. economic activity. In December, the Blue Chip Economic Indicators newsletter said its consensus forecast for real GDP growth in 2008 was 2.1%. The 51 economists polled put the odds of a recession in the next 12 months at 40%. This forecast is obviously subject to change, especially if the Federal Reserve adjusts rates lower early on in 2008.

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index is expected to rise 12.82% in 2008, vs. 7.23% for the S&P 500 Index.

(1)	The Portfolio’s composition is subject to change. Holdings and weightings are as of December 31, 2007.

The Dow® Target Variable Fund LLC
Dow Target 10 — Second Quarter Portfolio

 Change in Value of $10,000 Investment

Hypothetical illustration based on past performance. Future performance will vary. The Portfolio’s returns reflect reinvested dividends. The Portfolio’s holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management and accounting.

The Dow Jones Industrial Averagesm is a price-weighted index composed of thirty of the largest, most liquid NYSE and NASDAQ listed stocks. The index presented includes the effects of reinvested dividends.

 Portfolio Composition as of December 31, 2007 (1)

% of Net Assets

Common Stocks (2)	98.9
Repurchase Agreements and Other Net Assets	1.1

100.0

(1)	Composition of Portfolio subject to change.

(2)	Sectors:

% of Net Assets

Consumer Staples	23.4
Telecommunication Services	21.6
Health Care	21.6
Industrials	10.1
Materials	8.7
Consumer Discretionary	7.9
Financials	5.6

98.9

Schedule of Investments	December 31, 2007

		Fair
Common Stocks – 98.9%	Shares	Value

Automobiles – 7.9%
General Motors Corp.	11,358	$282,701

Beverages – 12.4%
The Coca-Cola Co.	7,291	447,449

Chemicals – 8.7%
E.I. Du Pont de Nemours & Co.	7,105	313,259

Diversified Financial Services – 5.6%
Citigroup, Inc.	6,824	200,899

Diversified Telecommunication Services – 21.6%
AT&T Inc.	8,956	372,211
Verizon Communications, Inc.	9,337	407,933

		780,144

Food Products – 2.6%
Kraft Foods, Inc.	2,834	92,473

Industrial Conglomerates – 10.1%
General Electric Co.	9,867	365,770

Pharmaceuticals – 21.6%
Merck & Co., Inc.	7,983	463,892
Pfizer, Inc.	13,805	313,788

		777,680

Tobacco – 8.4%
Altria Group, Inc.	4,026	304,285

Total Common Stocks (Cost $3,193,166)		$3,564,660

	Face	Fair
Repurchase Agreements – 0.9%	Amount	Value

U.S. Bank 3.100% 01/02/2008	$34,000	$34,000

Repurchase price $34,006
Collateralized by:
Federal Home Loan Mortgage Corp. #G01554 5.000%, 05/01/2033 Fair Value: $34,680
Total Repurchase Agreements (Cost $34,000)		$34,000

Total Investments – 99.8% (Cost $3,227,166) (a)		$3,598,660
Other Assets in Excess of Liabilities – 0.2%		6,600

Net Assets – 100.0%		$3,605,260

(a)	Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC
Dow Target 10 — Third Quarter Portfolio

 Objective

The Dow Target 10 Portfolios seek long-term capital growth and dividend income by investing in ten common stocks in the Dow Jones Industrial Averagesm that have the highest dividend yield as of the close of business on or about the second to last business day of the quarter.

 Performance as of December 31, 2007

Average Annual Total Returns:
One year	5.53%
Five year	10.44%
Since inception (7/1/99)	3.59%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price and reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost.

The Portfolio is not open to direct retail investment. Beneficial interest in shares are obtained solely by purchase of variable life insurance policies and variable annuity contracts. Actual performance results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 Comments

For the year ended December 31, 2007, the Dow Target 10 — Third Quarter Portfolio returned 5.53% versus 8.88% for the current benchmark, the Dow Jones Industrial Averagesm (DJIAsm).

The DJIAsm posted a solid return of 8.88% in 2007, eclipsing the return on the S&P 500 Index by 3.39 percentage points. Twenty stocks in the index were up, while the other ten were down. Pfizer, Inc. was a drag on performance as it declined by 8.13% on concerns about its pipeline being sufficient enough to replace blockbuster drugs due to come off patent protection starting in 2010. JPMorgan Chase & Co. fell 6.89% in the midst of the subprime meltdown. It actually held up reasonably well compared to other Wall Street investment banks. Citigroup, Inc. plummeted 44.54%. Its heavy involvement in subprime mortgages and related investment vehicles cost the CEO his job and the company is in the process of downsizing fairly aggressively via layoffs.(1)

The Portfolio lagged the DJIAsm in 2007. The stocks performed as follows: Merck & Co., Inc. up 37.3%, Altria Group, Inc. up 22.2%, Verizon Communications, Inc. up 22.1%, AT&T Inc. up 20.5%, General Electric Co. up 2.7%, E.I. Du Pont de Nemours & Co. down 6.7%, JPMorgan Chase & Co. down 6.9%, Pfizer, Inc. down 8.1% and Citigroup, Inc. down 44.5%.(1)

The Portfolio inherited an 11th stock, Kraft Foods, Inc., as of the close of March 30th. It was a spin-off from Altria Group, Inc. and was only in the Portfolio for one quarter. It returned 12.1% in the second quarter of 2007. Idearc, Inc. was removed from the Portfolio at the annual rebalancing to start the third quarter. It was a spin-off from Verizon Communications, Inc. in 2006. The stock returned 25.8% in the first half of 2007. Johnson & Johnson replaced General Motors Corp. at the rebalancing. General Motors Corp. returned 24.9% in the first half of 2007, while Johnson & Johnson returned 9.7% in the second half.(1)

The stock market performed better in the first half of 2007 than the second half. The DJIAsm returned 8.75% in the first half of 2007, vs. 0.11% in the second half. The catalyst for the shift in investor sentiment was the fallout from the surge in foreclosures among homeowners holding adjustable-rate subprime mortgages. The combination of falling home prices throughout the U.S. and mounting foreclosures quickly morphed into a bear market in subprime mortgage-backed securities and collateralized debt obligations (CDOs). The market traded lower on fears the problem could evolve into a global credit crunch. The extent of the damage was felt throughout the financial services industry, both here and abroad, as evidenced by the 11.0% decline in the S&P Financials Index from July 19, 2007, through year end. The DJIAsm was down 4.23% over that span due largely to Citigroup, Inc. down 40.95%, American Express Co. down 20.44% and American International Group, Inc. down 15.76%. This is a classic example of why it pays to diversify one’s investment portfolio.

With respect to the U.S. economy, Gross Domestic Product (GDP) growth accelerated from an annualized 0.6% in first quarter to a better-than-expected annualized 4.9% in the third quarter. The U.S. economy has been in expansion mode since the fourth quarter of 2001, or six years. The last two expansions lasted 7.7 and 10 years, respectively. The aforementioned subprime fallout has some economists concerned that the U.S. could be headed for a recession in 2008. The chief worry is that rising foreclosures, falling home prices, high food and energy prices, and tighter lending standards by the banking sector could negatively impact consumer spending. Consumer spending accounts for nearly 70% of U.S. economic activity. In December, the Blue Chip Economic Indicators newsletter said its consensus forecast for real GDP growth in 2008 was 2.1%. The 51 economists polled put the odds of a recession in the next 12 months at 40%. This forecast is obviously subject to change, especially if the Federal Reserve adjusts rates lower early on in 2008.

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index is expected to rise 12.82% in 2008, vs. 7.23% for the S&P 500 Index.

(1)	The Portfolio’s composition is subject to change. Holdings and weightings are as of December 31, 2007.

The Dow® Target Variable Fund LLC
Dow Target 10 — Third Quarter Portfolio

 Change in Value of $10,000 Investment

Hypothetical illustration based on past performance. Future performance will vary. The Portfolio’s returns reflect reinvested dividends. The Portfolio’s holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management and accounting.

The Dow Jones Industrial Averagesm is a price-weighted index composed of thirty of the largest, most liquid NYSE and NASDAQ listed stocks. The index presented includes the effects of reinvested dividends.

 Portfolio Composition as of December 31, 2007 (1)

% of Net Assets

Common Stocks(2)	99.6
Repurchase Agreements and Other Net Assets	0.4

100.0

(1)	Composition of Portfolio subject to change.

(2)	Sectors:

% of Net Assets

Health Care	32.6
Telecommunication Services	21.4
Financials	15.3
Consumer Staples	11.2
Industrials	10.1
Materials	9.0

99.6

Schedule of Investments	December 31, 2007

		Fair
Common Stocks – 99.6%	Shares	Value

Chemicals – 9.0% E.I. Du Pont de Nemours & Co.	8,637	$380,805

Diversified Financial Services – 15.3%
Citigroup, Inc.	8,562	252,065
JPMorgan Chase & Co.	9,063	395,600

		647,665

Diversified Telecommunication Services – 21.4%
AT&T Inc.	10,578	439,622
Verizon Communications, Inc.	10,661	465,779

		905,401

Industrial Conglomerates – 10.1%
General Electric Co.	11,469	425,156

Pharmaceuticals – 32.6%
Johnson & Johnson	7,124	475,171
Merck & Co., Inc.	8,816	512,298
Pfizer, Inc.	17,172	390,319

		1,377,788

Tobacco – 11.2%
Altria Group, Inc.	6,257	472,904

Total Common Stocks (Cost $3,871,758)		$4,209,719

	Face	Fair
Repurchase Agreements – 0.3%	Amount	Value

U.S. Bank 3.100% 01/02/2008	$11,000	$11,000

Repurchase price $11,002
Collateralized by:
Federal Home Loan Mortgage Corp. #G01554 5.000%, 05/01/2033 Fair Value: $11,220
Total Repurchase Agreements (Cost $11,000)		$11,000

Total Investments – 99.9% (Cost $3,882,758) (a)		$4,220,719
Other Assets in Excess of Liabilities – 0.1%		4,711

Net Assets – 100.0%		$4,225,430

(a)	Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC
Dow Target 10 — Fourth Quarter Portfolio

 Objective

The Dow Target 10 Portfolios seek long-term capital growth and dividend income by investing in ten common stocks in the Dow Jones Industrial Averagesm that have the highest dividend yield as of the close of business on or about the second to last business day of the quarter.

 Performance as of December 31, 2007

Average Annual Total Returns:
One year	3.56%
Five year	9.55%
Since inception (10/1/99)	4.88%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price and reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost.

The Portfolio is not open to direct retail investment. Beneficial interest in shares are obtained solely by purchase of variable life insurance policies and variable annuity contracts. Actual performance results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 Comments

For the year ended December 31, 2007, the Dow Target 10 — Fourth Quarter Portfolio returned 3.56% versus 8.88% for the current benchmark, the Dow Jones Industrial Averagesm (DJIAsm).

The DJIAsm posted a solid return of 8.88% in 2007, eclipsing the return on the S&P 500 Index by 3.39 percentage points. Twenty stocks in the index were up, while the other ten were down. Pfizer, Inc. was a drag on performance as it declined by 8.13% on concerns about its pipeline being sufficient enough to replace blockbuster drugs due to come off patent protection starting in 2010. JPMorgan Chase & Co. fell 6.89% in the midst of the subprime meltdown. It actually held up reasonably well compared to other Wall Street investment banks. Citigroup, Inc. plummeted 44.54%. Its heavy involvement in subprime mortgages and related investment vehicles cost the CEO his job and the company is in the process of downsizing fairly aggressively via layoffs.(1)

The Portfolio significantly lagged the DJIAsm in 2007. The stocks performed as follows: Merck & Co., Inc. up 37.3%, Altria Group, Inc. up 22.2%, Verizon Communications, Inc. up 22.1%, AT&T, Inc. up 20.5%, E.I. Du Pont de Nemours & Co. down 6.7%, JPMorgan Chase & Co. down 6.9%, Pfizer, Inc. down 8.1% and Citigroup, Inc. down 44.5%.(1)

The Portfolio inherited an 11th stock, Kraft Foods, Inc., as of the close of March 30th. It was a spin-off from Altria Group, Inc., and was only in the Portfolio for two quarters. It returned 10.6% from the end of March through the end of September. Idearc, Inc. was removed from the Portfolio at the annual rebalancing to start the fourth quarter. It was a spin-off from Verizon Communications, Inc. in 2006. The stock returned 13.2% in the first nine months of 2007. Home Depot Inc. and McDonalds Corp. replaced General Electric Co. and General Motors Corp. at the rebalancing. General Electric Co. and General Motors Corp. returned 13.7% and 22.26%, respectively, in the first nine months of 2007, while Home Depot Inc. and McDonalds Corp.’s returned -16.3% and 11.0%, respectively in the fourth quarter of 2007.(1)

The stock market performed better in the first half of 2007 than the second half. The DJIAsm returned 8.75% in the first half of 2007, vs. 0.11% in the second half. The catalyst for the shift in investor sentiment was the fallout from the surge in foreclosures among homeowners holding adjustable-rate subprime mortgages. The combination of falling home prices throughout the U.S. and mounting foreclosures quickly morphed into a bear market in subprime mortgage-backed securities and collateralized debt obligations (CDOs). The market traded lower on fears the problem could evolve into a global credit crunch. The extent of the damage was felt throughout the financial services industry, both here and abroad, as evidenced by the 11.0% decline in the S&P Financials Index from July 19, 2007, through year end. The DJIAsm was down 4.23% over that span due largely to Citigroup, Inc. down 40.95%, American Express Co. down 20.44% and American International Group, Inc. down 15.76%. This is a classic example of why it pays to diversify one’s investment portfolio.

With respect to the U.S. economy, Gross Domestic Product (GDP) growth accelerated from an annualized 0.6% in first quarter to a better-than-expected annualized 4.9% in the third quarter. The U.S. economy has been in expansion mode since the fourth quarter of 2001, or six years. The last two expansions lasted 7.7 and 10 years, respectively. The aforementioned subprime fallout has some economists concerned that the U.S. could be headed for a recession in 2008. The chief worry is that rising foreclosures, falling home prices, high food and energy prices, and tighter lending standards by the banking sector could negatively impact consumer spending. Consumer spending accounts for nearly 70% of U.S. economic activity. In December, the Blue Chip Economic Indicators newsletter said its consensus forecast for real GDP growth in 2008 was 2.1%. The 51 economists polled put the odds of a recession in the next 12 months at 40%. This forecast is obviously subject to change, especially if the Federal Reserve adjusts rates lower early on in 2008.

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index is expected to rise 12.82% in 2008, vs. 7.23% for the S&P 500 Index.

(1)	The Portfolio’s composition is subject to change. Holdings and weightings are as of December 31, 2007.

The Dow® Target Variable Fund LLC
Dow Target 10 — Fourth Quarter Portfolio

 Change in Value of $10,000 Investment

Hypothetical illustration based on past performance. Future performance will vary. The Portfolio’s returns reflect reinvested dividends. The Portfolio’s holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management and accounting.

The Dow Jones Industrial Averagesm is a price-weighted index composed of thirty of the largest, most liquid NYSE and NASDAQ listed stocks. The index presented includes the effects of reinvested dividends.

 Portfolio Composition as of December 31, 2007(1)

% of Net Assets

Common Stocks(2)	97.8
Repurchase Agreements Less Net Liabilities	2.2

100.0

(1)	Composition of Portfolio subject to change.

(2)	Sectors:

% of Net Assets

Health Care	21.2
Telecommunication Services	20.3
Consumer Discretionary	19.6
Financials	16.3
Consumer Staples	11.2
Materials	9.2

97.8

Schedule of Investments	December 31, 2007

		Fair
Common Stocks – 97.8%	Shares	Value

Chemicals – 9.2%
E.I. Du Pont de Nemours & Co.	10,593	$467,045

Diversified Financial Services – 16.3%
Citigroup, Inc.	11,252	331,259
JPMorgan Chase & Co.	11,460	500,229

		831,488

Diversified Telecommunication Services – 20.3%
AT&T, Inc.	12,407	515,635
Verizon Communications, Inc.	11,858	518,076

		1,033,711

Hotels, Restaurants & Leisure – 11.1%
McDonalds Corp	9,641	567,951

Pharmaceuticals – 21.2%
Merck & Co., Inc.	10,157	590,223
Pfizer, Inc.	21,490	488,468

		1,078,691

Specialty Retail – 8.5%
Home Depot Inc	16,185	436,024

Tobacco – 11.2%
Altria Group, Inc.	7,550	570,629

Total Common Stocks (Cost $4,906,473)		$4,985,539

	Face	Fair
Repurchase Agreements – 2.4%	Amount	Value

U.S. Bank 3.100% 01/02/2008	$122,000	$122,000

Repurchase price $122,021
Collateralized by:
Federal Home Loan Mortgage Corp. #G01554 5.000%, 05/01/2033 Fair Value: $124,441
Total Repurchase Agreements (Cost $122,000)		$122,000

Total Investments — 100.2% (Cost $5,028,473) (a)		$5,107,539
Liabilities in Excess of Other Assets — (0.2%)		(8,113)

Net Assets — 100.0%		$5,099,426

(a)	Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC
Dow Target 5 — First Quarter Portfolio

 Objective

The Dow Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Averagesm. The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the quarter.

 Performance as of December 31, 2007

Average Annual Total Returns:
One year	2.91%
Five year	13.41%
Since inception (1/3/00)	7.58%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price and reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost.

The Portfolio is not open to direct retail investment. Beneficial interest in shares are obtained solely by purchase of variable life insurance policies and variable annuity contracts. Actual performance results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 Comments

For the year ended December 31, 2007, the Dow Target 5 — First Quarter Portfolio returned 2.91% versus 8.88% for the current benchmark, the Dow Jones Industrial Averagesm (DJIAsm).

The DJIAsm posted a solid return of 8.88% in 2007, eclipsing the return on the S&P 500 Index by 3.39 percentage points. Twenty stocks in the index were up, while the other ten were down. A year ago we noted that General Motors Corp. (GM) had boosted the performance of the Target 5 strategy by posting an eye-popping gain of 63.3%. Despite its ongoing efforts to cut overhead, GM struggled in 2007, falling 16.30%. It is on the verge of losing its position as the world’s biggest automaker to Toyota. Pfizer, Inc. was also a drag on performance as it declined by 8.13% on concerns about its pipeline being sufficient enough to replace blockbuster drugs due to come off patent protection starting in 2010. (1)

The Portfolio significantly lagged the DJIAsm in 2007. The stocks performed as follows: Verizon Communications, Inc. up 22.1%, AT&T Inc. up 20.5%, General Electric Co. up 2.7%, Pfizer, Inc. down 8.1% and General Motors Corp. down 16.3%.(1)

The stock market performed better in the first half of 2007 than the second half. The DJIAsm returned 8.75% in the first half of 2007, vs. 0.11% in the second half. The catalyst for the shift in investor sentiment was the fallout from the surge in foreclosures among homeowners holding adjustable-rate subprime mortgages. The combination of falling home prices throughout the U.S. and mounting foreclosures quickly morphed into a bear market in subprime mortgage-backed securities and collateralized debt obligations (CDOs). The market traded lower on fears the problem could evolve into a global credit crunch. The extent of the damage was felt throughout the financial services industry, both here and abroad, as evidenced by the 11.0% decline in the S&P Financials Index from July 19, 2007, through year end. The DJIAsm was down 4.23% over that span due largely to Citigroup, Inc. down 40.95%, American Express Co. down 20.44% and American International Group, Inc. down 15.76%. This is a classic example of why it pays to diversify one’s investment portfolio.

With respect to the U.S. economy, Gross Domestic Product (GDP) growth accelerated from an annualized 0.6% in first quarter to a better-than-expected annualized 4.9% in the third quarter. The U.S. economy has been in expansion mode since the fourth quarter of 2001, or six years. The last two expansions lasted 7.7 and 10 years, respectively. The aforementioned subprime fallout has some economists concerned that the U.S. could be headed for a recession in 2008. The chief worry is that rising foreclosures, falling home prices, high food and energy prices, and tighter lending standards by the banking sector could negatively impact consumer spending. Consumer spending accounts for nearly 70% of U.S. economic activity. In December, the Blue Chip Economic Indicators newsletter said its consensus forecast for real GDP growth in 2008 was 2.1%. The 51 economists polled put the odds of a recession in the next 12 months at 40%. This forecast is obviously subject to change, especially if the Federal Reserve adjusts rates lower early on in 2008.

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index is expected to rise 12.82% in 2008, vs. 7.23% for the S&P 500 Index.

(1)	The Portfolio’s composition is subject to change. Holdings and weightings are as of December 31, 2007.

The Dow® Target Variable Fund LLC
Dow Target 5 — First Quarter Portfolio

 Change in Value of $10,000 Investment

Hypothetical illustration based on past performance. Future performance will vary. The Portfolio’s returns reflect reinvested dividends. The Portfolio’s holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management and accounting.

The Dow Jones Industrial Averagesm is a price-weighted index composed of thirty of the largest, most liquid NYSE and NASDAQ listed stocks. The index presented includes the effects of reinvested dividends.

 Portfolio Composition as of December 31, 2007 (1)

% of Net Assets

Common Stocks(2)	98.7
Repurchase Agreements Less Net Liabilities	1.3

100.0

(1)	Composition of Portfolio subject to change.

(2)	Sectors:

% of Net Assets

Telecommunication Services	46.1
Industrials	19.5
Health Care	17.1
Consumer Discretionary	16.0

98.7

Schedule of Investments	December 31, 2007

		Fair
Common Stocks – 98.7%	Shares	Value

Automobiles – 16.0%
General Motors Corp.	11,639	$289,695

Diversified Telecommunication Services – 46.1%
AT&T Inc.	10,041	417,304
Verizon Communications, Inc.	9,552	417,327

		834,631

Industrial Conglomerates – 19.5%
General Electric Co.	9,509	352,498

Pharmaceuticals – 17.1%
Pfizer, Inc.	13,670	310,719

Total Common Stocks (Cost $1,636,391)		$1,787,543

	Face	Fair
Repurchase Agreements – 1.5%	Amount	Value

U.S. Bank 3.100% 01/02/2008	$28,000	$28,000

Repurchase price $28,005
Collateralized by:
Federal Home Loan Mortgage Corp. #G01554 5.000%, 05/01/2033 Fair Value: $28,560
Total Repurchase Agreements (Cost $28,000)		$28,000

Total Investments — 100.2% (Cost $1,664,391) (a)		$1,815,543
Liabilities in Excess of Other Assets — (0.2%)		(3,615)

Net Assets — 100.0%		$1,811,928

(a)	Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC
Dow Target 5 — Second Quarter Portfolio

 Objective

The Dow Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Averagesm. The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the quarter.

 Performance as of December 31, 2007

Average Annual Total Returns:
One year	4.85%
Five year	13.89%
Since inception (4/3/00)	8.84%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price and reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost.

The Portfolio is not open to direct retail investment. Beneficial interest in shares are obtained solely by purchase of variable life insurance policies and variable annuity contracts. Actual performance results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 Comments

For the year ended December 31, 2007, the Dow Target 5 — Second Quarter Portfolio returned 4.85% versus 8.88% for the current benchmark, the Dow Jones Industrial Averagesm (DJIAsm).

The DJIAsm posted a solid return of 8.88% in 2007, eclipsing the return on the S&P 500 Index by 3.39 percentage points. Twenty stocks in the index were up, while the other ten were down. A year ago we noted that General Motors Corp. (GM) had boosted the performance of the Target 5 strategy by posting an eye-popping gain of 63.3%. Despite its ongoing efforts to cut overhead, GM struggled in 2007, falling 16.30%. It is on the verge of losing its position as the world’s biggest automaker to Toyota. Pfizer, Inc. was also a drag on performance as it declined by 8.13% on concerns about its pipeline being sufficient enough to replace blockbuster drugs due to come off patent protection starting in 2010. (1)

The Portfolio significantly lagged the DJIAsm in 2007. The stocks performed as follows: Verizon Communications, Inc. up 22.1%, AT&T Inc. up 20.5%, Pfizer, Inc. down 8.1% and General Motors Corp. down 16.3%.(1)

Idearc, Inc. was removed from the Portfolio at the annual rebalancing to start the second quarter. It was a spin-off from Verizon Communications, Inc. in 2006. The stock returned 23.8% in the first quarter of 2007. General Electric Co. replaced Merck & Co., Inc. at the rebalancing. Merck & Co., Inc. returned 2.2% in the first quarter of 2007, while General Electric returned 7.2% over the remaining nine months of 2007.(1)

The stock market performed better in the first half of 2007 than the second half. The DJIAsm returned 8.75% in the first half of 2007, vs. 0.11% in the second half. The catalyst for the shift in investor sentiment was the fallout from the surge in foreclosures among homeowners holding adjustable-rate subprime mortgages. The combination of falling home prices throughout the U.S. and mounting foreclosures quickly morphed into a bear market in subprime mortgage-backed securities and collateralized debt obligations (CDOs). The market traded lower on fears the problem could evolve into a global credit crunch. The extent of the damage was felt throughout the financial services industry, both here and abroad, as evidenced by the 11.0% decline in the S&P Financials Index from July 19, 2007, through year end. The DJIAsm was down 4.23% over that span due largely to Citigroup, Inc. down 40.95%, American Express Co. down 20.44% and American International Group, Inc. down 15.76%. This is a classic example of why it pays to diversify one’s investment portfolio.

With respect to the U.S. economy, Gross Domestic Product (GDP) growth accelerated from an annualized 0.6% in first quarter to a better-than-expected annualized 4.9% in the third quarter. The U.S. economy has been in expansion mode since the fourth quarter of 2001, or six years. The last two expansions lasted 7.7 and 10 years, respectively. The aforementioned subprime fallout has some economists concerned that the U.S. could be headed for a recession in 2008. The chief worry is that rising foreclosures, falling home prices, high food and energy prices, and tighter lending standards by the banking sector could negatively impact consumer spending. Consumer spending accounts for nearly 70% of U.S. economic activity. In December, the Blue Chip Economic Indicators newsletter said its consensus forecast for real GDP growth in 2008 was 2.1%. The 51 economists polled put the odds of a recession in the next 12 months at 40%. This forecast is obviously subject to change, especially if the Federal Reserve adjusts rates lower early on in 2008.

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index is expected to rise 12.82% in 2008, vs. 7.23% for the S&P 500 Index.

(1)	The Portfolio’s composition is subject to change. Holdings and weightings are as of December 31, 2007.

The Dow® Target Variable Fund LLC
Dow Target 5 — Second Quarter Portfolio

 Change in Value of $10,000 Investment

Hypothetical illustration based on past performance. Future performance will vary. The Portfolio’s returns reflect reinvested dividends. The Portfolio’s holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management and accounting.

The Dow Jones Industrial Averagesm is a price-weighted index composed of thirty of the largest, most liquid NYSE and NASDAQ listed stocks. The index presented includes the effects of reinvested dividends.

 Portfolio Composition as of December 31, 2007 (1)

% of Net Assets

Common Stocks(2)	98.9
Repurchase Agreements Less Net Liabilities	1.1

100.0

(1)	Composition of Portfolio subject to change.

(2)	Sectors:

% of Net Assets

Telecommunication Services	44.3
Industrials	20.8
Health Care	17.8
Consumer Discretionary	16.0

98.9

Schedule of Investments	December 31, 2007

		Fair
Common Stocks – 98.9%	Shares	Value

Automobiles – 16.0%
General Motors Corp.	13,765	$342,611

Industrial Conglomerates – 20.8%
General Electric Co.	11,960	443,357

Diversified Telecommunication Services – 44.3%
AT&T Inc.	10,855	451,134
Verizon Communications, Inc.	11,319	494,527

		945,661

Pharmaceuticals – 17.8%
Pfizer, Inc.	16,734	380,364

Total Common Stocks (Cost $2,048,579)		$2,111,993

	Face	Fair
Repurchase Agreements – 1.2%	Amount	Value

U.S. Bank 3.100% 01/02/2008	$26,000	$26,000

Repurchase price $26,004
Collateralized by:
Federal Home Loan Mortgage Corp. #G01554 5.000%, 05/01/2033 Fair Value: $26,520
Total Repurchase Agreements (Cost $26,000)		$26,000

Total Investments – 100.1% (Cost $2,074,579) (a)		$2,137,993
Liabilities in Excess of Other Assets – (0.1)%		(1,650)

Net Assets – 100.0%		$2,136,343

(a)	Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC
Dow Target 5 — Third Quarter Portfolio

 Objective

The Dow Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Averagesm. The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the quarter.

 Performance as of December 31, 2007

Average Annual Total Returns:
One year	8.89%
Five year	8.26%
Since inception (7/3/00)	5.42%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price and reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost.

The Portfolio is not open to direct retail investment. Beneficial interest in shares are obtained solely by purchase of variable life insurance policies and variable annuity contracts. Actual performance results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 Comments

For the year ended December 31, 2007, the Dow Target 5 — Third Quarter Portfolio returned 8.89% versus 8.88% for the current benchmark, the Dow Jones Industrial Averagesm (DJIAsm).

The DJIAsm posted a solid return of 8.88% in 2007, eclipsing the return on the S&P 500 Index by 3.39 percentage points. Twenty stocks in the index were up, while the other ten were down. Pfizer, Inc. was a drag on performance as it declined by 8.13% on concerns about its pipeline being sufficient enough to replace blockbuster drugs due to come off patent protection starting in 2010. JPMorgan Chase & Co., which was added to the Portfolio at the midway point of 2007, fell 8.48% in the midst of the subprime meltdown. It actually held up reasonably well compared to other Wall Street investment banks.(1)

The Portfolio’s stocks performed as follows: Verizon Communications, Inc. returned 22.1%, AT&T Inc. returned 20.5%, General Electric Co. returned 2.7% and Pfizer, Inc. was down 8.1%.(1)

Idearc, Inc. was removed from the Portfolio at the annual rebalancing to start the third quarter. It was a spin-off from Verizon Communications, Inc. in 2006. The stock returned 25.8% in the first half of 2007. JPMorgan Chase & Co. replaced General Motors Corp. at the rebalancing. General Motors Corp. returned 24.9% in the first half of 2007, while JPMorgan Chase & Co. was down 8.5% in the second half.(1)

The stock market performed better in the first half of 2007 than the second half. The DJIAsm returned 8.75% in the first half of 2007, vs. 0.11% in the second half. The catalyst for the shift in investor sentiment was the fallout from the surge in foreclosures among homeowners holding adjustable-rate subprime mortgages. The combination of falling home prices throughout the U.S. and mounting foreclosures quickly morphed into a bear market in subprime mortgage-backed securities and collateralized debt obligations (CDOs). The market traded lower on fears the problem could evolve into a global credit crunch. The extent of the damage was felt throughout the financial services industry, both here and abroad, as evidenced by the 11.0% decline in the S&P Financials Index from July 19, 2007, through year end. The DJIAsm was down 4.23% over that span due largely to Citigroup, Inc. down 40.95%, American Express Co. down 20.44% and American International Group, Inc. down 15.76%. This is a classic example of why it pays to diversify one’s investment portfolio.

With respect to the U.S. economy, Gross Domestic Product (GDP) growth accelerated from an annualized 0.6% in first quarter to a better-than-expected annualized 4.9% in the third quarter. The U.S. economy has been in expansion mode since the fourth quarter of 2001, or six years. The last two expansions lasted 7.7 and 10 years, respectively. The aforementioned subprime fallout has some economists concerned that the U.S. could be headed for a recession in 2008. The chief worry is that rising foreclosures, falling home prices, high food and energy prices, and tighter lending standards by the banking sector could negatively impact consumer spending. Consumer spending accounts for nearly 70% of U.S. economic activity. In December, the Blue Chip Economic Indicators newsletter said its consensus forecast for real GDP growth in 2008 was 2.1%. The 51 economists polled put the odds of a recession in the next 12 months at 40%. This forecast is obviously subject to change, especially if the Federal Reserve adjusts rates lower early on in 2008.

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index is expected to rise 12.82% in 2008, vs. 7.23% for the S&P 500 Index.

(1) The Portfolio’s composition is subject to change. Holdings and weightings are as of December 31, 2007.

The Dow® Target Variable Fund LLC
Dow Target 5 — Third Quarter Portfolio

 Change in Value of $10,000 Investment

Hypothetical illustration based on past performance. Future performance will vary. The Portfolio’s returns reflect reinvested dividends. The Portfolio’s holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management and accounting.

The Dow Jones Industrial Averagesm is a price-weighted index composed of thirty of the largest, most liquid NYSE and NASDAQ listed stocks. The index presented includes the effects of reinvested dividends.

 Portfolio Composition as of December 31, 2007 (1)

% of Net Assets

Common Stocks(2)	98.6
Repurchase Agreements
Less Net Liabilities	1.4

100.0

(1)	Composition of Portfolio subject to change.

(2)	Sectors:

% of Net Assets

Telecommunication Services	42.2
Industrials	19.8
Financials	18.4
Health Care	18.2

98.6

Schedule of Investments	December 31, 2007

		Fair
Common Stocks – 98.6%	Shares	Value

Diversified Telecommunication Services – 42.2%
AT&T Inc.	8,753	$363,775
Verizon Communications, Inc.	8,822	385,433

		749,208

Diversified Financial Services – 18.4%
JPMorgan Chase & Co.	7,499	327,331

Industrial Conglomerates – 19.8%
General Electric Co.	9,488	351,720

Pharmaceuticals – 18.2%
Pfizer, Inc.	14,206	322,903

Total Common Stocks (Cost $1,693,402)		$1,751,162

	Face	Fair
Repurchase Agreements – 1.4%	Amount	Value

U.S. Bank 3.100% 01/02/2008	$24,000	$24,000

Repurchase price $24,004
Collateralized by:
Federal Home Loan Mortgage Corp. #G01554 5.000%, 05/01/2033 Fair Value: $24,480
Total Repurchase Agreements (Cost $24,000)		$24,000

Total Investments – 100.0% (Cost $1,717,402) (a)		$1,775,162
Liabilities in Excess of Other Assets – (0.0%)		(843)

Net Assets – 100.0%		$1,774,319

(a)	Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC
Dow Target 5 — Fourth Quarter Portfolio

 Objective

The Dow Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Averagesm. The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the quarter.

 Performance as of December 31, 2007

Average Annual Total Returns:
One year	6.97%
Five year	10.52%
Since inception (10/1/99)	4.95%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price and reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost.

The Portfolio is not open to direct retail investment. Beneficial interest in shares are obtained solely by purchase of variable life insurance policies and variable annuity contracts. Actual performance results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 Comments

For the year ended December 31, 2007, the Dow Target 5 — Fourth Quarter Portfolio returned 6.97% versus 8.88% for the current benchmark, the Dow Jones Industrial Averagesm (DJIAsm).

The DJIAsm posted a solid return of 8.88% in 2007, eclipsing the return on the S&P 500 Index by 3.39 percentage points. Twenty stocks in the index were up, while the other ten were down. Pfizer, Inc. was a drag on performance as it declined by 8.13% on concerns about its pipeline being sufficient enough to replace blockbuster drugs due to come off patent protection starting in 2010. JPMorgan Chase & Co., which was added to the Portfolio in the fourth quarter of 2007, fell 3.97% in the midst of the subprime meltdown. It actually held up reasonably well compared to other Wall Street investment banks. Home Depot Inc., also added in the fourth quarter, fell 16.27% due primarily to the ongoing weakness in housing.(1)

The Portfolio lagged the DJIAsm in 2007. The stocks performed as follows: Verizon Communications, Inc. up 22.1%, AT&T Inc. up 20.5% and Pfizer, Inc. down 8.1%.(1)

Idearc, Inc. was removed from the Portfolio at the annual rebalancing to start the fourth quarter. It was a spin-off from Verizon Communications, Inc. in 2006. The stock returned 13.2% in the first nine months of 2007. Home Depot Inc. and JPMorgan Chase & Co. replaced General Electric Co. and General Motors Corp. at the rebalancing. General Electric Co. and General Motors Corp. returned 13.7% and 22.3%, respectively, in the first nine months of 2007, while Home Depot Inc. and JPMorgan Chase & Co. were both down 16.3% and 4.0%, respectively in the fourth quarter of 2007.(1)

The stock market performed better in the first half of 2007 than the second half. The DJIAsm returned 8.75% in the first half of 2007, vs. 0.11% in the second half. The catalyst for the shift in investor sentiment was the fallout from the surge in foreclosures among homeowners holding adjustable-rate subprime mortgages. The combination of falling home prices throughout the U.S. and mounting foreclosures quickly morphed into a bear market in subprime mortgage-backed securities and collateralized debt obligations (CDOs). The market traded lower on fears the problem could evolve into a global credit crunch. The extent of the damage was felt throughout the financial services industry, both here and abroad, as evidenced by the 11.0% decline in the S&P Financials Index from July 19, 2007, through year end. The DJIAsm was down 4.23% over that span due largely to Citigroup, Inc. down 40.95%, American Express Co. down 20.44% and American International Group, Inc. down 15.76%. This is a classic example of why it pays to diversify one’s investment portfolio.

With respect to the U.S. economy, Gross Domestic Product (GDP) growth accelerated from an annualized 0.6% in first quarter to a better-than-expected annualized 4.9% in the third quarter. The U.S. economy has been in expansion mode since the fourth quarter of 2001, or six years. The last two expansions lasted 7.7 and 10 years, respectively. The aforementioned subprime fallout has some economists concerned that the U.S. could be headed for a recession in 2008. The chief worry is that rising foreclosures, falling home prices, high food and energy prices, and tighter lending standards by the banking sector could negatively impact consumer spending. Consumer spending accounts for nearly 70% of U.S. economic activity. In December, the Blue Chip Economic Indicators newsletter said its consensus forecast for real GDP growth in 2008 was 2.1%. The 51 economists polled put the odds of a recession in the next 12 months at 40%. This forecast is obviously subject to change, especially if the Federal Reserve adjusts rates lower early on in 2008.

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index is expected to rise 12.82% in 2008, vs. 7.23% for the S&P 500 Index.

(1)	The Portfolio’s composition is subject to change. Holdings and weightings are as of December 31, 2007.

The Dow® Target Variable Fund LLC
Dow Target 5 — Fourth Quarter Portfolio

 Change in Value of $10,000 Investment

Hypothetical illustration based on past performance. Future performance will vary. The Portfolio’s returns reflect reinvested dividends. The Portfolio’s holdings may differ significantly from the securities in the index. The index is unmanaged and therefore does not reflect the cost of portfolio management and accounting.

The Dow Jones Industrial Averagesm is a price-weighted index composed of thirty of the largest, most liquid NYSE and NASDAQ listed stocks. The index presented includes the effects of reinvested dividends.

 Portfolio Composition as of December 31, 2007 (1)

% of Net Assets

Common Stocks(2)	98.1
Repurchase Agreements
Less Net Liabilities	1.9

100.0

(1)	Composition of Portfolio subject to change.

(2)	Sectors:

% of Net Assets

Telecommunication Services	41.2
Financials	20.0
Health Care	19.5
Consumer Discretionary	17.4

98.1

Schedule of Investments	December 31, 2007

		Fair
Common Stocks – 98.1%	Shares	Value

Diversified Financial Services – 20.0%
JP Morgan Chase & Co	10,223	$446,234

Diversified Telecommunication Services – 41.2%
AT&T Inc.	11,070	460,069
Verizon Communications, Inc.	10,579	462,196

		922,265

Pharmaceuticals – 19.5%
Pfizer, Inc.	19,174	435,825

Specialty Retail – 17.4%
Home Depot Inc	14,438	388,960

Total Common Stocks (Cost $2,179,270)		$2,193,284

	Face	Fair
Repurchase Agreements – 2.2%	Amount	Value

U.S. Bank 3.100% 01/02/2008	$50,000	$50,000

Repurchase price $50,009
Collateralized by: Federal Home Loan Mortgage Corp. #G01554 5.000%, 05/01/2033 Fair Value: $51,000
Total Repurchase Agreements (Cost $50,000)		$50,000

Total Investments – 100.3% (Cost $2,229,270) (a)		$2,243,284
Liabilities in Excess of Other Assets – (0.3%)		(7,803)

Net Assets – 100.0%		$2,235,481

(a)	Represents cost for financial reporting purposes and Federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC

Statements of Assets and Liabilities	December 31, 2007

	Dow Target 10 Portfolios
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Assets:
Investments in securities, at cost	$2,666,677	$3,193,166	$3,871,758	$4,906,473

Investments in securities, at fair value	$2,899,702	$3,564,660	$4,209,719	$4,985,539
Cash	943	878	1	554
Repurchase agreements	16,000	34,000	11,000	122,000
Receivable for membership interest sold	537	2,274	—	22,306
Dividends and accrued interest receivable	8,243	10,223	11,650	9,087
Prepaid expenses and other assets	40	53	54	32

Total assets	2,925,465	3,612,088	4,232,424	5,139,518

Liabilities:
Payable for securities purchased	—	—	—	32,080
Payable for membership interest redeemed	638	596	426	555
Payable for investment management services	1,531	1,970	2,214	2,512
Accrued custody expense	308	326	309	770
Accrued professional fees	2,300	2,300	2,300	2,300
Accrued accounting fees	410	455	461	434
Accrued printing and other expenses	881	1,181	1,284	1,441

Total liabilities	6,068	6,828	6,994	40,092

Net assets	$2,919,397	$3,605,260	$4,225,430	$5,099,426

Net assets consist of:
Par value, $1 per membership interest	$251,259	$259,792	$363,120	$398,473
Paid-in capital in excess of par value	2,069,651	2,537,586	3,067,617	4,271,346
Accumulated net realized gain on investments	222,046	269,781	282,946	216,929
Net unrealized appreciation on investments	233,025	371,494	337,961	79,066
Undistributed net investment income	143,416	166,607	173,786	133,612

Net assets	$2,919,397	$3,605,260	$4,225,430	$5,099,426

Membership interest outstanding	251,259	259,792	363,120	398,473
Net asset value per membership interest	$11.62	$13.88	$11.64	$12.80

Statements of Operations	For the year ended December 31, 2007

	Dow Target 10 Portfolios
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Investment income:
Interest	$1,224	$1,109	$1,128	$1,637
Dividends	113,759	135,435	142,467	117,597

Total investment income	114,983	136,544	143,595	119,234

Expenses:
Management fees	19,366	23,365	24,100	18,447
Custodian fees	2,197	2,653	2,700	2,474
Managers’ (Board) fees	781	899	940	721
Professional fees	2,935	2,948	2,949	2,923
Accounting fees	2,485	2,686	2,704	2,394
Printing & filing fees	2,239	2,928	2,834	2,884
Other	52	66	69	44

Total expenses	30,055	35,545	36,296	29,887

Net investment income	84,928	100,999	107,299	89,347

Realized and unrealized gain (loss) on investments:
Net realized gain on investments	103,819	240,950	285,933	195,425
Change in unrealized appreciation/depreciation on investments	(156,412)	(184,106)	(206,625)	(270,660)

Net gain (loss) on investments	(52,593)	56,844	79,308	(75,235)

Change in net assets from operations	$32,335	$157,843	$186,607	$14,112

(continued)

The Dow® Target Variable Fund LLC

Statements of Assets and Liabilities (Continued)	December 31, 2007

	Dow Target 5 Portfolios
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Assets:
Investments in securities, at cost	$1,636,391	$2,048,579	$1,693,402	$2,179,270

Investments in securities, at fair value	$1,787,543	$2,111,993	$1,751,162	$2,193,284
Cash	625	934	502	26
Repurchase agreements	28,000	26,000	24,000	50,000
Receivable for membership interest sold	—	—	—	15,944
Dividends and accrued interest receivable	2,950	3,710	2,943	4
Prepaid expenses and other assets	25	28	26	19

Total assets	1,819,143	2,142,665	1,778,633	2,259,277

Liabilities:
Payable for securities purchased	—	—	—	19,083
Payable for membership interest redeemed	2,981	1,806	146	208
Payable for investment management services	944	1,109	924	1,033
Accrued custody expense	150	158	113	309
Accrued professional fees	2,300	2,300	2,300	2,300
Accrued accounting fees	300	317	296	279
Accrued printing and other expenses	540	632	535	584

Total liabilities	7,215	6,322	4,314	23,796

Net assets	$1,811,928	$2,136,343	$1,774,319	$2,235,481

Net assets consist of:
Par value, $1 per membership interest	$128,218	$159,417	$154,123	$173,240
Paid-in capital in excess of par value	1,090,027	1,544,298	1,440,937	1,717,536
Accumulated net realized gain on investments	363,421	291,571	63,478	268,305
Net unrealized appreciation on investments	151,152	63,414	57,760	14,014
Undistributed net investment income	79,110	77,643	58,021	62,386

Net assets	$1,811,928	$2,136,343	$1,774,319	$2,235,481

Membership interest outstanding	128,218	159,417	154,123	173,240
Net asset value per membership interest	$14.13	$13.40	$11.51	$12.90

Statements of Operations (Continued)	For the year ended December 31, 2007

	Dow Target 5 Portfolios
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Investment income:
Interest	$835	$1,095	$872	$738
Dividends	73,060	75,693	53,085	56,765

Total investment income	73,895	76,788	53,957	57,503

Expenses:
Management fees	12,135	12,727	8,825	9,553
Custodian fees	1,282	1,442	1,087	1,204
Managers’ (Board) fees	483	493	342	364
Professional fees	2,907	2,910	2,894	2,896
Accounting fees	1,845	1,858	1,657	1,747
Printing and filing fees	1,431	1,657	1,027	1,434
Other	30	32	28	22

Total expenses	20,113	21,119	15,860	17,220

Net investment income	53,782	55,669	38,097	40,283

Realized and unrealized gain (loss) on investments:
Net realized gain on investments	255,670	205,652	115,932	151,865
Change in unrealized appreciation/depreciation on investments	(241,564)	(186,936)	(64,561)	(93,852)

Net gain on investments	14,106	18,716	51,371	58,013

Change in net assets from operations	$67,888	$74,385	$89,468	$98,296

The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC

 Statements of Changes in Net Assets

	Dow Target 10 Portfolios
	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$84,928	$70,959	$100,999	$92,676	$107,299	$92,787	$89,347	$60,016
Net realized gain (loss) on investments	103,819	26,456	240,950	(70,316)	285,933	16,508	195,425	14,124
Change in unrealized appreciation/depreciation on investments	(156,412)	518,541	(184,106)	807,657	(206,625)	686,184	(270,660)	427,903

Change in net assets from operations	32,335	615,956	157,843	830,017	186,607	795,479	14,112	502,043

Distributions to shareholders:
Distributions from net investment income	—	(176,374)	—	(197,789)	—	(200,396)	—	(135,101)

Capital transactions:
Received from shares sold	1,219,818	356,626	1,181,381	156,395	1,242,007	991,759	3,003,013	766,546
Received from dividends reinvested	—	176,374	—	197,789	—	200,396	—	135,101
Paid for shares redeemed	(820,017)	(741,936)	(1,164,316)	(569,272)	(1,186,588)	(705,694)	(773,357)	(472,775)

Change in net assets from capital transactions	399,801	(208,936)	17,065	(215,088)	55,419	486,461	2,229,656	428,872

Change in net assets	432,136	230,646	174,908	417,140	242,026	1,081,544	2,243,768	795,814
Net Assets:
Beginning of year	2,487,261	2,256,615	3,430,352	3,013,212	3,983,404	2,901,860	2,855,658	2,059,844

End of year	$2,919,397	$2,487,261	$3,605,260	$3,430,352	$4,225,430	$3,983,404	$5,099,426	$2,855,658

Undistributed net investment income	$143,416	$58,488	$166,607	$65,608	$173,786	$66,487	$133,612	$44,265

 Statements of Changes in Net Assets

	Dow Target 5 Portfolios
	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06	12/31/07	12/31/06

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$53,782	$46,726	$55,669	$37,750	$38,097	$31,420	$40,283	$34,414
Net realized gain on investments	255,670	81,593	205,652	17,177	115,932	32,054	151,865	103,415
Change in unrealized appreciation/depreciation on investments	(241,564)	352,641	(186,936)	344,503	(64,561)	248,515	(93,852)	210,983

Change in net assets from operations	67,888	480,960	74,385	399,430	89,468	311,989	98,296	348,812

Distributions to shareholders:
Distributions from net investment income	—	(76,746)	—	(66,536)	—	(60,451)	—	(67,085)

Capital transactions:
Received from shares sold	839,370	234,547	1,307,410	201,380	973,260	582,851	1,036,260	462,564
Received from dividends reinvested	—	76,746	—	66,536	—	60,451	—	67,085
Paid for shares redeemed	(732,288)	(306,328)	(716,696)	(104,324)	(727,239)	(260,147)	(499,674)	(189,864)

Change in net assets from capital transactions	107,082	4,965	590,714	163,592	246,021	383,155	536,586	339,785

Change in net assets	174,970	409,179	665,099	496,486	335,489	634,693	634,882	621,512
Net Assets:
Beginning of year	1,636,958	1,227,779	1,471,244	974,758	1,438,830	804,137	1,600,599	979,087

End of year	$1,811,928	$1,636,958	$2,136,343	$1,471,244	$1,774,319	$1,438,830	$2,235,481	$1,600,599

Undistributed net investment income	$79,110	$25,328	$77,643	$21,974	$58,021	$19,924	$62,386	$22,103

The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC

 Financial Highlights

	Dow Target 10 — First Quarter					Dow Target 10 — Second Quarter
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Selected Per-Share Data:
Net asset value, beginning of year	$11.55	$9.64	$10.28	$9.96	$8.18	$13.21	$10.81	$11.10	$10.89	$8.70

Income (loss) from operations:
Net investment income	0.30	0.45	0.41	0.32	0.25 (a)	0.39	0.45	0.39	0.31	0.26 (a)
Net realized and unrealized gain (loss) on investments	(0.23)	2.33	(1.05)	—	1.77	0.28	2.76	(0.68)	(0.10)	2.17

Total income (loss) from operations	0.07	2.78	(0.64)	0.32	2.02	0.67	3.21	(0.29)	0.21	2.43

Distributions:
Distributions from net investment income	—	(0.87)	—	—	(0.24)	—	(0.81)	—	—	(0.24)

Net asset value, end of year	$11.62	$11.55	$9.64	$10.28	$9.96	$13.88	$13.21	$10.81	$11.10	$10.89

Total return	0.61%	28.86%	(6.23)%	3.21%	25.24%	5.07%	29.64%	(2.61)%	1.93%	28.36%
Ratios and supplemental data:
Net assets at end of year (millions)	$2.9	$2.5	$2.3	$2.9	$2.8	$3.6	$3.4	$3.0	$3.2	$3.4
Ratio to average net assets:
Ratio net of expenses voluntarily reduced or reimbursed by adviser:
Expenses	0.93%	0.98%	0.93%	0.84%	1.10%	0.91%	0.94%	0.89%	0.91%	1.14%
Net investment income	2.63%	2.92%	3.25%	3.05%	2.91%	2.59%	2.91%	3.29%	2.79%	2.71%
Ratios assuming no expenses voluntarily reduced or reimbursed by adviser:
Expenses	0.93%	0.98%	0.93%	0.84%	1.16%	0.91%	0.94%	0.89%	0.92%	1.14%
Portfolio turnover rate	25%	22%	45%	56%	16%	37%	10%	54%	47%	23%

(a)	Calculated using the average daily shares method.

(continued)

The Dow® Target Variable Fund LLC

 Financial Highlights (Continued)

	Dow Target 10 — Third Quarter					Dow Target 10 — Fourth Quarter
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Selected Per-Share Data:
Net asset value, beginning of year	$11.03	$9.07	$9.59	$9.28	$7.66	$12.36	$10.18	$10.66	$10.54	$8.73

Income (loss) from operations:
Net investment income	0.29	0.22	0.32	0.24	0.23	0.14	0.21	0.32	0.30	0.25
Net realized and unrealized gain (loss) on investments	0.32	2.32	(0.84)	0.07	1.61	0.30	2.58	(0.80)	(0.18)	1.79

Total income (loss) from operations	0.61	2.54	(0.52)	0.31	1.84	0.44	2.79	(0.48)	0.12	2.04

Distributions:
Distributions from net investment income	—	(0.58)	—	—	(0.22)	—	(0.61)	—	—	(0.23)

Net asset value, end of year	$11.64	$11.03	$9.07	$9.59	$9.28	$12.80	$12.36	$10.18	$10.66	$10.54

Total return	5.53%	27.96%	(5.42)%	3.34%	24.46%	3.56%	27.41%	(4.50)%	1.14%	23.81%
Ratios and supplemental data:
Net assets at end of year (millions)	$4.2	$4.0	$2.9	$3.3	$3.2	$5.1	$2.9	$2.1	$2.2	$2.6
Ratio to average net assets:
Ratio net of expenses voluntarily reduced or reimbursed by adviser:
Expenses	0.90%	0.95%	0.90%	0.93%	1.14%	0.97%	0.98%	0.99%	0.92%	1.32%
Net investment income	2.67%	2.89%	3.19%	2.73%	2.87%	2.91%	2.88%	3.16%	2.89%	2.63%
Ratios assuming no expenses voluntarily reduced or reimbursed by adviser:
Expenses	0.90%	0.95%	0.90%	0.94%	1.14%	0.97%	0.98%	0.99%	0.92%	1.33%
Portfolio turnover rate	40%	30%	41%	56%	37%	36%	22%	35%	40%	59%

(continued)

The Dow® Target Variable Fund LLC

 Financial Highlights (Continued)

	Dow Target 5 — First Quarter					Dow Target 5 — Second Quarter
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Selected Per-Share Data:
Net asset value, beginning of year	$13.73	$10.23	$10.46	$9.45	$8.51	$12.78	$9.71	$10.02	$9.03	$7.48

Income (loss) from operations:
Net investment income	0.40	0.43	0.24	0.27	0.20 (a)	0.30	0.29	0.30	0.23	0.18 (a)
Net realized and unrealized gain (loss) on investments	—	3.75	(0.47)	0.74	1.44	0.32	3.39	(0.61)	0.76	1.54

Total income (loss) from operations	0.40	4.18	(0.23)	1.01	1.64	0.62	3.68	(0.31)	0.99	1.72

Distributions:
Distributions from net investment income	—	(0.68)	—	—	(0.20)	—	(0.61)	—	—	(0.17)
Distributions from net realized capital gain	—	—	—	—	(0.50)	—	—	—	—	—

Total distributions	—	(0.68)	—	—	(0.70)	—	(0.61)	—	—	(0.17)

Net asset value, end of year	$14.13	$13.73	$10.23	$10.46	$9.45	$13.40	$12.78	$9.71	$10.02	$9.03

Total return	2.91%	40.83%	(2.20)%	10.69%	19.55%	4.85%	37.87%	(3.09)%	10.96%	23.25%
Ratios and supplemental data:
Net assets at end of year (millions)	$1.8	$1.6	$1.2	$1.1	$1.0	$2.1	$1.5	$1.0	$1.0	$0.8
Ratio to average net assets:
Ratio net of expenses voluntarily reduced or reimbursed by adviser:
Expenses	0.99%	0.99%	1.20%	1.07%	1.48%	1.00%	1.01%	1.31%	1.05%	1.52%
Net investment income	2.66%	3.15%	2.69%	2.70%	2.20%	2.62%	2.99%	3.14%	2.55%	2.22%
Ratios assuming no expenses voluntarily reduced or reimbursed by adviser:
Expenses	0.99%	0.99%	1.20%	1.07%	1.72%	1.00%	1.01%	1.31%	1.06%	1.92%
Portfolio turnover rate	54%	50%	55%	35%	31%	54%	29%	71%	51%	28%

(a)	Calculated using the average daily shares method.

(continued)

The Dow® Target Variable Fund LLC

 Financial Highlights (Continued)

	Dow Target 5 — Third Quarter					Dow Target 5 — Fourth Quarter
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Selected Per-Share Data:
Net asset value, beginning of year	$10.57	$8.09	$10.01	$9.28	$8.44	$12.06	$9.10	$10.40	$9.76	$8.38

Income (loss) from operations:
Net investment income	0.23	0.12	0.26	0.26	0.22	0.19	0.19	0.29	0.25	0.20 (a)
Net realized and unrealized gain (loss) on investments	0.71	2.82	(2.18)	0.47	1.02	0.65	3.30	(1.59)	0.39	1.41

Total income (loss) from operations	0.94	2.94	(1.92)	0.73	1.24	0.84	3.49	(1.30)	0.64	1.61

Distributions:
Distributions from net investment income	—	(0.46)	—	—	(0.23)	—	(0.53)	—	—	(0.20)
Distributions from net realized capital gain	—	—	—	—	(0.17)	—	—	—	—	(0.03)

Total distributions	—	(0.46)	—	—	(0.40)	—	(0.53)	—	—	(0.23)

Net asset value, end of year	$11.51	$10.57	$8.09	$10.01	$9.28	$12.90	$12.06	$9.10	$10.40	$9.76

Total return	8.89%	36.37%	(19.18)%	7.87%	14.88%	6.97%	38.33%	(12.50)%	6.56%	19.54%
Ratios and supplemental data:
Net assets at end of year (millions)	$1.8	$1.4	$0.8	$1.0	$1.0	$2.2	$1.6	$1.0	$1.2	$1.1
Ratio to average net assets:
Ratio net of expenses voluntarily reduced or reimbursed by adviser:
Expenses	1.08%	1.06%	1.39%	1.02%	1.50%	1.08%	1.03%	1.27%	1.04%	1.50%
Net investment income	2.59%	2.89%	3.16%	2.67%	2.69%	2.53%	3.09%	2.82%	2.53%	2.25%
Ratios assuming no expenses voluntarily reduced or reimbursed by adviser:
Expenses	1.08%	1.06%	1.39%	1.02%	1.75%	1.08%	1.03%	1.27%	1.04%	1.87%
Portfolio turnover rate	61%	40%	71%	92%	86%	66%	39%	71%	70%	63%

(a)	Calculated using the average daily shares method.

The accompanying notes are an integral part of these financial statements.

The Dow® Target Variable Fund LLC

Notes to Financial Statements	December 31, 2007

(1)	Organization

The Dow® Target Variable Fund LLC (the “Fund”) is an open-end management investment company. Its “Dow Target 10” Portfolios are four non-diversified portfolios of common stock of the ten companies in the Dow Jones Industrial Averagesm (“DJIAsm” ) having the highest dividend yields as of the close of business on or about the second to last business day prior to the beginning of each of the Portfolios’ annual term. These ten companies are popularly known as the “Dogs of the Dow.” The “Dow Target 5” Portfolios are four non-diversified portfolios of common stock of the five Dow Target 10 companies having the lowest per-share stock prices as of the close of business on or about the second to last business day prior to the beginning of each of the Portfolios’ annual term.

The Fund’s objective is to provide above-average total returns through both capital appreciation and dividend income. The Fund may or may not achieve that objective. The stocks held in each Portfolio of the Fund are not expected to reflect the DJIAsm and the prices of Portfolio membership interests are not intended to track movements of the DJIAsm. The Dow consists of thirty stocks selected by Dow Jones & Company, Inc. (“Dow Jones”) as representing American industry and the broader domestic stock market.

The Fund is a limited liability company created under Ohio law. The membership interests of its Portfolios are owned entirely by variable annuity separate accounts of The Ohio National Life Insurance Company (“ONLIC”). Portfolio membership interests are not offered directly to the public. Portfolio membership interests are purchased by ONLIC’s separate accounts as an investment option for variable annuity contracts.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

(2)	Significant Accounting Policies

Portfolio membership interests are sold to ONLIC’s variable annuity separate accounts without a sales charge. They may be redeemed at their net asset value next computed after the Portfolio receives a purchase or redemption order. The value of Portfolio interests is based on the fair value of the stocks and any other cash or net assets of each Portfolio. The domestic common stocks of the Portfolio are valued at the daily closing price of the exchange on which each security is traded. This valuation is conducted as of 4:00 p.m. Eastern Time each day that the U.S. markets are open for unrestricted trading. The net asset value of each Portfolio is computed by dividing the value of that Portfolio’s securities plus any cash or other assets, less the Portfolio’s liabilities, by the number of Portfolio interests outstanding.

Dividends and Distributions to Shareholders

As a single-member limited liability company, the Fund is not subject to Subchapter M distribution requirements. Distributions are, however, made periodically.

In the normal course of business, securities transactions are accounted for no later than the first calculation on the first business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on a trade date basis. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily as earned. Net realized gain or loss on investments is determined using the specific identification method.

Repurchase Agreements

The Portfolios routinely acquire repurchase agreements from member banks of the Federal Reserve System which the Portfolio deems creditworthy under guidelines approved by the Fund’s Board of Managers (the “Board”) subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The maturities of these instruments vary from overnight to one week. The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the Portfolio has a perfected

(continued)

The Dow® Target Variable Fund LLC

Notes to Financial Statements (Continued)	December 31, 2007

security interest with a value not less than 100% of the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Portfolio’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Federal Income Taxes

The Fund is a single-member limited liability company that is taxed as a division of ONLIC. Income and losses of the Portfolios are included in the taxable income or loss of ONLIC. Accordingly, the Portfolios have no provision for Federal income taxes.

Expense Allocation

Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributed to a Portfolio are allocated on the basis of relative net assets or other appropriate method.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

New Accounting Pronoucements

As required, effective June 29, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact any of the Portfolios’ net assets or results of operations. The Fund’s major tax jurisdiction is the U.S. Government, as the Fund is taxed at the Federal level as a division of ONLIC. The earliest tax year subject to examination is 2004.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

(continued)

The Dow® Target Variable Fund LLC

Notes to Financial Statements (Continued)	December 31, 2007

(3)	Unrealized Appreciation (Depreciation) on Investments

The gross unrealized appreciation and depreciation on investments for financial reporting purposes and Federal income tax purposes in each Portfolio as of December 31, 2007 were as follows:

	Dow Target 10 Portfolios
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Gross unrealized:
Appreciation	$400,737	$601,051	$544,621	$375,357
Depreciation	(167,712)	(229,557)	(206,660)	(296,291)

Net unrealized:
Appreciation	$233,025	$371,494	$337,961	$79,066

	Dow Target 5 Portfolios
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Gross unrealized:
Appreciation	$207,623	$171,577	$120,541	$138,612
Depreciation	(56,471)	(108,163)	(62,781)	(124,598)

Net unrealized:
Appreciation	$151,152	$63,414	$57,760	$14,014

(4)	Investment Transactions

Purchases and sales of investment securities (excluding short-term and government securities) for the year ended December 31, 2007 were as follows:

	Dow Target 10 Portfolios
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Stocks
Purchases	$1,249,956	$1,513,802	$1,761,552	$3,361,603
Sales	$778,867	$1,425,106	$1,589,600	$1,135,147

	Dow Target 5 Portfolios
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Stocks
Purchases	$1,212,438	$1,751,866	$1,165,669	$1,613,350
Sales	$1,076,576	$1,128,186	$895,593	$1,065,451

(5)	Related Party and Other Transactions

The Portfolios’ day-to-day investment management is the responsibility of its investment adviser, Ohio National Investments, Inc. (“ONI”). ONI is an Ohio corporation and is a wholly-owned subsidiary of ONLIC. Its address is the same as those of the Fund and ONLIC. ONI and its predecessor have been managing investment companies since 1970.

For managing the Fund’s assets, ONI receives a management fee based on each of the Portfolios’ average daily net assets. This fee is calculated daily at the annualized rate of 0.60% of average daily net assets.

(continued)

The Dow® Target Variable Fund LLC

Notes to Financial Statements (Continued)	December 31, 2007

In addition to the fee paid to ONI, the Portfolios incur other expenses for legal and accounting services, registration and filing fees, custodial services and shareholder services. Under the agreement between the Fund and ONI, ONI has agreed to reimburse the Portfolios for expenses, other than advisory fees, taxes and interest, in excess of approximately 0.25% of average net assets per calendar quarter. The agreement is renewed annually upon the approval of the Board. Typically, agreement renewals are approved by the Board in the meeting held subsequent to the close of the second calendar quarter. ONI contracts with First Trust Advisors LP (“First Trust”) to serve as sub-adviser to the Portfolios. First Trust manages the Portfolios’ assets under ONI’s supervision. First Trust, an investment adviser to financial institutions, is located at 1001 Warrenville Road in Lisle, Illinois. First Trust has been managing Dow Target strategies in unit investment trusts and other investment companies since 1991.

First Trust has been granted a license by Dow Jones to use certain copyright, trademark and proprietary rights and trade secrets. The Fund and ONLIC have entered into agreements with First Trust to grant the Fund and ONLIC permission to use and refer to the Dow Jones marks and rights in connection with the Fund and ONLIC’s separate accounts.

For the service and rights provided by First Trust, ONI pays First Trust a monthly sub-advisory fee based on each Portfolio’s average daily net assets. This fee is calculated daily at the annual rate of 0.35% of the Portfolios’ average daily net assets, and is an expense of ONI, not the Fund.

Each manager who is not an officer of the Fund or an employee of ONI or its corporate affiliates is paid a quarterly retainer of $100 plus $100 for each Board meeting attended and $100 for each Committee meeting attended. For the year ended December 31, 2007, compensation of these managers by the Fund totaled $5,009.

Under an agreement among ONI, ONLIC and the Fund, ONLIC will, to the extent requested by ONI, provide administrative services and such office supplies and equipment as may be reasonably required for ONI to properly perform its functions on behalf of the Fund. In that regard, ONLIC personnel perform the transfer agent function and other administrative services on behalf of the Fund. The services provided to ONI by ONLIC do not represent expenses of the Fund.

U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, serves as accounting agent and U.S. Bank Institutional Trust & Custody, 425 Walnut Street, Cincinnati, Ohio serves as the custodian for the Fund.

(6)	Portfolio Membership Interest Transactions

Portfolio membership interest transactions for the years ended December 31, 2007 and December 31, 2006 were as follows:

	Dow Target 10 Portfolios
	First Quarter		Second Quarter
	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/07	12/31/06	12/31/07	12/31/06

Shares issued on sales	103,425	35,205	82,620	13,501
Shares issued on reinvested dividends	—	15,231	—	14,927
Shares redeemed	(67,577)	(69,059)	(82,411)	(47,484)

Net increase (decrease)	35,848	(18,623)	209	(19,056)

	Dow Target 10 Portfolios
	Third Quarter		Fourth Quarter
	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/07	12/31/06	12/31/07	12/31/06

Shares issued on sales	104,917	94,178	227,084	60,882
Shares issued on reinvested dividends	—	18,103	—	10,878
Shares redeemed	(102,934)	(71,087)	(59,603)	(43,018)

Net increase	1,983	41,194	167,481	28,742

(continued)

The Dow® Target Variable Fund LLC

Notes to Financial Statements (Continued)	December 31, 2007

	Dow Target 5 Portfolios
	First Quarter		Second Quarter
	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/07	12/31/06	12/31/07	12/31/06

Shares issued on sales	60,454	19,810	95,667	18,962
Shares issued on reinvested dividends	—	5,606	—	5,219
Shares redeemed	(51,462)	(26,177)	(51,354)	(9,422)

Net increase (decrease)	8,992	(761)	44,313	14,759

	Dow Target 5 Portfolios
	Third Quarter		Fourth Quarter
	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/07	12/31/06	12/31/07	12/31/06

Shares issued on sales	83,258	57,763	78,922	37,532
Shares issued on reinvested dividends	—	5,708	—	5,553
Shares redeemed	(65,247)	(26,722)	(38,384)	(17,999)

Net increase	18,011	36,749	40,538	25,086

The Dow® Target Variable Fund LLC

 Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Managers of
  The Dow® Target Variable Fund LLC:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Dow® Target Variable Fund LLC, comprising the Dow Target 10 First Quarter Portfolio, Dow Target 10 Second Quarter Portfolio, Dow Target 10 Third Quarter Portfolio, Dow Target 10 Fourth Quarter Portfolio, Dow Target 5 First Quarter Portfolio, Dow Target 5 Second Quarter Portfolio, Dow Target 5 Third Quarter Portfolio and Dow Target 5 Fourth Quarter Portfolio (each a Portfolio and collectively, the Portfolios), as of December 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolios as of December 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
February 15, 2008

The Dow® Target Variable Fund LLC

Additional Information (Unaudited)	December 31, 2007

(1)	Review and Approval of Advisory and Sub-Advisory Agreements

Within its August 17, 2007 meeting, The Dow Target Variable Fund LLC Board of Managers (“the Board”) considered the re-approval of the Investment Advisory Agreement and the sub-advisory agreement for a one year term. The Board was assisted in its review by independent legal counsel. A summation of the factors considered on a Portfolio-by-Portfolio basis is presented below.

The Board reviewed and considered the net advisory fee of 0.60% and net sub-advisory fee of 0.35% for each of the Portfolios, and compared the advisory fee charged by similar funds. The Board noted that the net advisory fee placed the Portfolios in the 32nd percentile of the Morningstar VA/L Fund U.S.  — Large Value peer group (with the first percentile representing the lowest expenses and the one hundredth percentile representing the highest expenses). The Board considered that there were no breakpoints, but noted that the Portfolios were small (total net assets of the Portfolios in relation to the peer group). The Board considered the performance of the Portfolios, but noted that the investment strategy left no room for the sub-adviser to improve on performance. The Board noted that the Portfolios were managed in the manner dictated by their investment strategy. The Board considered that ONI was reporting pre-tax profitability ranging from 36.05% to 36.16% and the sub-adviser was reporting a pre-tax loss margin of 55% from investment management services with respect to the Portfolios. The Board considered the information and discussion with respect to the services provided to the Portfolios by the adviser and the sub-adviser, and the quality of the management and staffing with respect to the Portfolios.

Having considered (1) the advisory fee, sub-advisory fee and ancillary benefits, (2) the advisory fee compared to the peer group of funds, (3) performance of the Portfolios compared to the peer group of funds, (4) the management of the Portfolios in accordance with their investment strategy, and (5) the profitability to the adviser and sub-adviser, the Board, including a majority of Independent Managers, concluded it was appropriate to renew the investment advisory agreement and sub-advisory agreement because the advisory fees were within the range of the peer group funds; the profitability reported by the adviser and sub-adviser were reasonable; and the Portfolios were being managed in the manner required by their investment strategy.

(2)	Expense Disclosure

An individual may not buy or own membership interest of the Fund directly. An individual acquires an indirect interest in the Fund by purchasing a variable annuity or life insurance contract and allocating payments to Fund Portfolios available through separate accounts. The separate accounts of ONLIC are the shareholders of the Fund.

As a shareholder of the Fund, a separate account incurs ongoing costs, including management fees and other Fund expenses. This example is intended to help a policy/contract owner understand ongoing costs (in dollars) associated with the underlying investment in Fund’s Portfolios by the separate account shareholder and to compare these costs with the ongoing costs associated with investing in other mutual funds.

The example is based on an investment of $1,000 invested at July 1, 2007 and held through December 31, 2007.

(continued)

The Dow® Target Variable Fund LLC

Additional Information (Unaudited) (Continued)	December 31, 2007

Actual Expenses

The table below provides information about investment values and actual expenses associated with each Portfolio of the Fund. The information below, together with the amount of an underlying investment, can be used to estimate expenses paid over the period. An estimate can be obtained by simply dividing an underlying investment value by $1,000 (for example, an $8,600 investment value divided by $1,000 = 8.6), then multiplying the result by the number in the table under the heading entitled “Expenses Paid During Period”.

	Beginning	Ending		Expense Ratio
	Investment	Investment	Expense Paid	During Period
	Value	Value	During Period*	7/1/07 – 12/31/07
Portfolio	7/1/07	12/31/07	7/1/07 – 12/31/07	(Annualized)

Dow Target 10 First Quarter	$1,000.00	$928.86	$4.27	0.88%
Dow Target 10 Second Quarter	$1,000.00	$953.30	$4.26	0.87%
Dow Target 10 Third Quarter	$1,000.00	$971.62	$4.24	0.85%
Dow Target 10 Fourth Quarter	$1,000.00	$955.22	$4.55	0.92%
Dow Target 5 First Quarter	$1,000.00	$924.13	$4.50	0.93%
Dow Target 5 Second Quarter	$1,000.00	$922.87	$4.48	0.92%
Dow Target 5 Third Quarter	$1,000.00	$977.08	$4.84	0.97%
Dow Target 5 Fourth Quarter	$1,000.00	$956.97	$4.98	1.01%

(continued)

The Dow® Target Variable Fund LLC

Additional Information (Unaudited) (Continued)	December 31, 2007

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical investment values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not an actual return. The hypothetical investment values and expenses may not be used to estimate the actual ending investment balance or expenses actually paid for the period by the shareholders. A policy/contract holder may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning	Ending		Expense Ratio
	Investment	Investment	Expense Paid	During Period
	Value	Value	During Period*	7/1/07 – 12/31/07
Portfolio	7/1/07	12/31/07	7/1/07 – 12/31/07	(Annualized)

Dow Target 10 First Quarter	$1,000.00	$1,020.77	$4.48	0.88%
Dow Target 10 Second Quarter	$1,000.00	$1,020.84	$4.41	0.87%
Dow Target 10 Third Quarter	$1,000.00	$1,020.91	$4.35	0.85%
Dow Target 10 Fourth Quarter	$1,000.00	$1,020.55	$4.70	0.92%
Dow Target 5 First Quarter	$1,000.00	$1,020.53	$4.72	0.93%
Dow Target 5 Second Quarter	$1,000.00	$1,020.54	$4.71	0.92%
Dow Target 5 Third Quarter	$1,000.00	$1,020.31	$4.95	0.97%
Dow Target 5 Fourth Quarter	$1,000.00	$1,020.11	$5.14	1.01%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year. Please note that the expenses shown in these tables are meant to highlight ongoing fund costs only and do not reflect any contract-level expenses or fund transactional costs, such as sales charges (loads), or exchange fees (if any). Therefore, these tables are useful in comparing ongoing fund costs only, and will not fully assist a policy/contract owner in determining the relative total expenses of different funds. In addition, if transactional costs were included, costs may be higher for these Portfolios as well as for a fund being compared.

“Dow Jones Industrial Averagesm”, “DJIAsm”, “Dow Industrialssm”, and “The Dow®” are service marks or trademarks of Dow Jones & Company, Inc. (“Dow Jones”) and have been licensed for uses for certain purposes by First Trust, ONI and the Fund. The Fund is not sponsored, endorsed, sold or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the Fund’s unit owners or any member of the public regarding the advisability of purchasing the Fund. Dow Jones’ only relationship to the Fund, ONLIC, ONI or First Trust is the licensing of certain copyrights, trademarks, servicemarks and service names of Dow Jones. Dow Jones has no obligation to take the needs of ONLIC, ONI, First Trust or variable annuity owners into consideration in determining, composing or calculating the Dow. Dow Jones is not responsible for and has not participated in the determination of the terms and conditions of the Fund, including the pricing of Fund interests or the amount payable under variable contracts. Dow Jones has no obligation or liability in connection with the administration or marketing of the Fund or any variable annuity contracts.

DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, ONI, ONLIC, VARIABLE ANNUITY OWNERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDUSTRIAL AVERAGEsm OR ANY DATA INCLUDED THEREIN. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES AND FIRST TRUST, ONI, AND/OR ONLIC.

The Dow® Target Variable Fund LLC

Information about Managers and Officers (Unaudited)	December 31, 2007

			Term served	Number of
			as Officer	Portfolios in	Principal Occupation and Other
Name and Address	Age	Position with the Fund	or Manager	Fund Complex	Directorships During Past Five Years

Independent Managers
James E. Bushman 3040 Forrer Street Cincinnati, Ohio	63	Manager, Chairman of Audit Committee and Member of Independent Directors Committee	Since March 2000	32	Director, Chairman and CEO: Cast-Fab Technologies, Inc. (a manufacturing company); Director: The Midland Company, ABX Air Inc., The Elizabeth Gamble Deaconess Home Association, The Christ Hospital and The University of Cincinnati Foundation.

L. Ross Love 615 Windings Way Cincinnati, Ohio	61	Manager, Member of Audit and Independent Directors Committees	Since October 1998	32	Director, President and CEO: Blue Chip Enterprises LLC (a company with holdings in the communications and medical equipment industries.) Director: Radio One Inc., Trustee: Syracuse University, Greater Cincinnati Chamber of Commerce, United Way of Greater Cincinnati.

George M. Vredeveld University of Cincinnati P.O. Box 210223 Cincinnati, Ohio	65	Lead Independent Director, Member of Audit and Independent Directors Committees	Since October 1998	32	Alpaugh Professor of Economics, University of Cincinnati; President: Economics Center for Education & Research; Trustee: National Council on Economic Education.

John I. Von Lehman 10340 Carriage Trail Cincinnati, Ohio	55	Manager, Member of Audit and Independent Directors Committees	Since August 2007	32	Former Executive Vice President, CFO, Secretary, and Director: The Midland Company; Board Member: American Red Cross — Cincinnati Area Chapter, Life Enriching Communities.

Interested Manager and Officers
John J. Palmer One Financial Way Cincinnati, Ohio	68	President, Chairman and Manager	Since October 1998	32	Director and Vice Chairman: ONLIC; Chairman, CEO and President: NSLA; Director: ONI and various other Ohio National-affiliated companies; Director: Cincinnati Symphony Orchestra; Trustee: Cincinnati Opera.

Thomas A. Barefield One Financial Way Cincinnnati, Ohio	55	Vice President	Since October 1998	32	Senior Vice President, Institutional Sales: ONLIC; Recent graduate of class XXIX of Leadership Cincinnati. Director: NSLA.

Christopher A. Carlson One Financial Way Cincinnnati, Ohio	49	Vice President	Since March 2000	32	Senior Vice President and Chief Investment Officer: ONLIC; President and Director: ONI.

Dennis R. Taney One Financial Way Cincinnnati, Ohio	60	Chief Compliance Officer	Since June 2004	32	Second Vice President: ONLIC, Chief Compliance Officer: ONLIC and ONI; Prior to August 2004 was Treasurer of the Fund.

R. Todd Brockman One Financial Way Cincinnati, Ohio	39	Treasurer	Since August 2004	32	Second Vice President, Mutual Fund Operations: ONLIC and ONI; Prior to July 2004 was an Assurance Manager with Grant Thornton LLP, a certified public accounting firm.

(continued)

The Dow® Target Variable Fund LLC

Information about Managers and Officers (Unaudited) (Continued)	December 31, 2007

			Term served	Number of
			as Officer	Portfolios in	Principal Occupation and Other
Name and Address	Age	Position with the Fund	or Manager	Fund Complex	Directorships During Past Five Years

Kimberly A. Plante One Financial Way Cincinnnati, Ohio	33	Secretary	Since March 2005	32	Prior to August 2007 was Assistant Secretary, Associate Counsel: ONLIC; Prior to December 2004 was an Associate with Dinsmore & Shohl LLP, attorneys at law.

Catherine E. Gehr One Financial Way Cincinnnati, Ohio	35	Assistant Treasurer	Since March 2005	32	Manager, Mutual Fund Operations: ONLIC; Prior to April 2004 was an Accounting Consultant in the Financial Control Department of ONLIC.

Katherine L. Carter One Financial Way Cincinnnati, Ohio	28	Assistant Secretary	Since July 2007	32	Assistant Counsel: ONLIC; Prior to July 2007 was a Compliance Officer with Fifth Third Securities, Inc.

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The Dow® Target Variable Fund LLC
P.O. Box 371
Cincinnati, Ohio 45201

Form 8599 Rev. 2-08

Item 2.	Code Of Ethics.

As of the end of the period covered by this report, The Dow Target Variable Fund (the “Fund”) has adopted a code of ethics that applies to the Fund’s principal executive officer and principal financial officer. A copy of this Code of Ethics is filed as an exhibit to this Form N-CSR and is also available, without charge, upon request, by calling 877-781-6392 toll free.

Item 3.	Audit Committee Financial Expert.

The Fund’s Board of Managers has determined that the Fund has an audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Mr. James E. Bushman. Mr. Bushman is independent for purposes of Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees And Services.

The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Fund’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are listed below.
(a)   Audit Fees.
Fiscal year ended December 31, 2007: $18,400
Fiscal year ended December 31, 2006: $17,600
(b)   Audit-Related Fees.
Professional services rendered in connection with the consent on the Fund’s N1A filing.
Fiscal year ended December 31, 2007: $4,600
Fiscal year ended December 31, 2006: $4,500
(c)   Tax Fees.             None.
(d)   All Other Fees.   None.
(e) (1) Audit Committee Pre-Approval Policies and Procedures:
The Fund’s Audit Committee has adopted an Audit Committee Charter that requires that the Audit Committee oversee the quality and appropriateness of the accounting methods used in the preparation of the Fund’s financial statements, and the independent audit thereof; approve the selection and compensation of the independent auditors; and pre-approve the performance, by the independent auditors, of non-audit services for the Fund, its investment adviser, or any affiliated entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Fund.
(e) (2) Services Approved Pursuant to Paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:
During the fiscal years ended December 31, 2007 and 2006, there were no non-audit services provided by the Fund’s principal accountant that would have required pre-approval by the Fund’s Audit Committee. The audit related fees aforementioned were pre-approved by the Fund’s Audit Committee, although not required by paragraph (c) (7) (ii) of Regulation S-X as the audit-related fees were less than five percent of the total amount of revenues paid to the Fund’s principal accountant.
(f) Not applicable.
(g)	There were no non-audit services provided by the Fund’s principal accountant, other than items disclosed in (b) above, in which a fee was billed to the Fund, the Fund’s adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the last two fiscal years.

(h)	Not applicable, as there were no non-audit services performed by the Fund’s principal accountant that were rendered to the Fund, the Fund’s adviser, or any entity controlling, controlled by, or under common control with the adviser that provided ongoing services to the registrant that were not pre-approved for the last two fiscal years.

Item 5.	Audit Committee Of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not Applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. .

Not Applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Managers.

Item 11.	Controls and Procedures.
(a)	The Fund’s principal executive officer and principal financial officer have concluded, based on their evaluation conducted as of a date within 90 days of the filing of this report, that the Fund’s disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the Fund, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the Fund on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Fund’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 12.	Exhibits.
(a)(1)	The Fund’s Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the Fund as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

The certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
The Dow Target Variable Fund LLC

By:	/s/ John J. Palmer

John J. Palmer President and Manager March 6, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
The Dow Target Variable Fund LLC

By:	/s/ John J. Palmer

John J. Palmer President and Manager March 6, 2008

By:	/s/ R. Todd Brockman

R. Todd Brockman Treasurer March 6, 2008